Segment And Geographic Information (Schedule Of Reconciliation Of Revenue And Operating Profit From Segments To Consolidated) (Details) - USD ($) $ in Millions		3 Months Ended									6 Months Ended		11 Months Ended			12 Months Ended
		Oct. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014 [3]	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015		Apr. 30, 2014	May. 31, 2014		May. 31, 2013
Segment And Geographic Information [Abstract]
Reportable segment revenues		$ 667.7			$ 687.2						$ 1,308.4	$ 1,441.3	$ 2,443.4			$ 2,770.0		$ 2,737.8
Purchase accounting revenue adjustments	[1]	(4.4)			(1.6)						(4.8)	(2.5)	(4.5)	[2]		(8.2)	[2]	(19.8)	[2]
Total revenues		663.3	$ 658.7	$ 657.4	685.6	$ 753.2	$ 740.3	$ 672.7	$ 698.5	$ 650.3	1,303.6	1,438.8	2,438.9		$ 2,445.7	2,761.8		2,718.0
Reportable segment sales margin		337.4			357.3						659.6	759.2	1,254.7			1,449.0		1,436.7
Other unallocated costs and operating expenses	[4]	179.3			173.3						339.7	359.7	632.9	[5]		711.4	[5]	685.3	[5]
Amortization of intangible assets and depreciation		58.7			61.3						115.4	126.4	222.9		241.5	264.3		275.7
Restructuring costs		6.4	(0.1)	0.3	3.8	7.5	9.7	3.3	3.4	2.2	8.2	11.3	5.7		12.8	18.6		10.2
Income from operations		93.0	$ 109.3	$ 108.7	118.9	$ 142.9	$ 108.5	$ 90.5	$ 142.5	$ 113.2	196.3	261.8	393.2		368.2	454.7		465.5
Total other expense, net		89.3			86.0						124.7	142.6	425.7		301.6	320.4		519.1
Income (loss) before income tax		$ 3.7			$ 32.9						$ 71.6	$ 119.2	$ (32.5)		$ 66.6	$ 134.3		$ (53.6)

[1]	Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.
[2]	Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.
[3]	Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015. In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported. However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.
[4]	Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.
[5]	Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.